FACTORING FACILITY AND TERM LOAN PAYABLE	12 Months Ended
Dec. 31, 2014
Factoring Facility And Term Loan Payable
Factoring Facility and Term Loan Payable
Note 7.   FACTORING FACILITY AND TERM LOAN PAYABLE
Factoring Facility
On August 8, 2013, the Company and Smoke entered into an accounts receivable factoring facility (the “Factoring Facility”) with Entrepreneur Growth Capital, LLC (the “Lender”) pursuant to an Invoice Purchase and Sale Agreement, dated August 8, 2013, by and among them (the “Factoring Agreement”).
The Factoring Facility has an initial term of one year and automatically renews from month to month thereafter subject to the Company terminating it earlier upon at least 15 business days’ advance written notice provided that all obligations are paid (including a termination fee, if applicable, as specified in the Factoring Agreement). The Factoring Facility is secured by a security interest in substantially all of the Company’s assets. Under the terms of the Factoring Agreement, the Lender may, at its sole discretion, purchase certain of the Company’s eligible accounts receivable. Upon any acquisition of an account receivable, the Lender will advance to the Company up to 50% of the face amount of the account receivable. Each account receivable purchased by the Lender will be subject to a factoring fee of 1% of the gross face amount of such purchased account for each 30 day period (or part thereof) the purchased account remains unpaid. The Lender will generally have full recourse against the Company in the event of nonpayment of any such purchased account.
The Factoring Agreement contains covenants and provisions relating to events of default that are customary for agreements of this type. The failure to satisfy covenants under the Factoring Agreement or the occurrence of other specified events that constitute an event of default could result in the termination of the Factoring Facility and/or the acceleration of the repayment obligations of the Company.
During the year ended December 31, 2013 gross borrowings under the Factoring Facility were $407,888, all of which were repaid as of September 30, 2013. There were no borrowings during the year ended December 31, 2014.
2013 Term Loan
On August 16, 2013, the Company and Smoke entered into a $750,000 term loan (the “2013 Term Loan”) with the Lender pursuant to a Credit Card Receivables Advance Agreement, dated August 16, 2013, by and among them (the “Term Agreement”).
The Term Loan matured on August 15, 2014, was payable from the Company’s and Smoke’s merchant credit card receivables at the annual rate of 16% subject to the Lender retaining a daily fixed amount of $3,346 from the daily collection of the merchant credit card receivables and is secured by a security interest in substantially all of the Company’s assets. The Company used the proceeds of the Term Loan for general working capital purposes.
At December 31, 2013 the Company had $478,847 of borrowings outstanding under the 2013 Term Loan. During the year ended December 31, 2014 and 2013, the Company recorded $76,617 and $44,769, respectively, in interest expense for the 2013 Term Loan and this amount is included in interest expense in the accompanying consolidated statements of operations. The 2013 Term Loan was repaid in full during the year ended December 31, 2014.
2014 Term Loan
On September 23, 2014, the Company and Smoke entered into a $1,000,000 term loan (the “2014 Term Loan”) with the Lender pursuant to a secured promissory note entered into by the Company and Smoke in favor of the Lender (the “Secured Note”). Under the Secured Note, the 2014 Term Loan bears interest at 14% per annum and is secured by a security interest in substantially all of the Company’s assets. Under the Secured Note, the principal amount of the 2014 Term Loan is payable in twelve (12) successive monthly installments of  $83,333 with the last payment due in September 2015. Interest on the 2014 Term Loan is payable in arrears. The Company used the proceeds of the 2014 Term Loan for general working capital purposes.
The Term Agreement contains covenants that are customary for agreements of this type. The failure to satisfy covenants under the Term Agreement or the occurrence of other specified events that constitute an event of default could result in the termination of the Term Agreement (as well as the Factoring Agreement) and/or the acceleration of the repayment of the Term Loan and the other obligations of the Company (including the Factoring Facility). The Term Agreement contains provisions relating to events of default that are customary for agreements of this type.
At December 31, 2014, the Company had $750,000 of borrowings outstanding under the 2014 Term Loan. During the year ended December 31, 2014, the Company recorded $24,086 in interest expense for the 2014 Term Loan and this amount is included in interest expense in the accompanying consolidated statements of operations.
The Company’s Chief Executive Officer and Former Chief Financial Officer have personally guaranteed performance of certain of the Company’s obligations under the Factoring Agreement and the Term Agreement. In consideration of the Company’s Former Chief Financial Officer providing the personal guarantee, the Company has agreed to amend his employment agreement as described in Note 9.